Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income	$ 635,740	$ 634,139	$ 703,696
Other comprehensive (loss) income, net of tax Foreign currency translation adjustment	(26,290)	7,906	(20,305)
Other comprehensive (loss) income	(26,290)	7,906	(20,305)
Comprehensive income	609,450	642,045	683,391
Less: comprehensive income attributable to non-controlling interest	90,726	100,329	95,758
Comprehensive income attributable to Watsco, Inc.	$ 518,724	$ 541,716	$ 587,633